Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000014297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Greater India Portfolio
Without Sales Load [Member] | C000014297
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.70%)	8.23%	9.44%
EATON VANCE Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	2.62%	9.88%	9.69%